UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND

(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Stephanie Trell

100 Wall Street, 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited)	March 31, 2018

Investments	Principal	Value
SENIOR LOANS(a) – 128.5% (87.8% of Total Investments)

Aerospace & Defense – 4.0%
Advanced Integration Technology LP, Term B-1 Loan - First Lien, 6.730% (3-Month USD LIBOR + 4.750%), 04/03/23(b)	$1,477,575	$1,488,657
Constellis Holdings LLC, Term Loan B - First Lien, 7.300% (3-Month USD LIBOR + 5.000%), 04/22/24	1,985,000	2,006,716
Constellis Holdings LLC, Term Loan - Second Lien, 11.300% (3-Month USD LIBOR + 9.000%), 04/21/25(b)	1,000,000	1,015,000
Pelican Products, Inc., Term Loan - Second Lien, 10.130% (1-Month USD LIBOR + 8.250%), 04/09/21(b)	1,000,000	1,005,000
Total Aerospace & Defense		5,515,373
Automotive – 2.9%
AP Exhaust Acquisition LLC, Initial Term Loan - First Lien, 6.810% (3-Month USD LIBOR + 5.000%), 05/10/24(b)	496,250	497,181
BBB Industries US Holdings, Inc., Initial Term Loan - First Lien, 6.380% (1-Month USD LIBOR + 4.500%), 11/03/21	1,420,457	1,436,437
EOC Group, Inc., (Mavis Tire Express Services) Term Loan - First Lien, 5.070% (3-Month USD LIBOR + 3.250%), 03/15/25(b)	431,001	431,809
FPC Holdings, Inc. (Fleetpride Corp.), Initial Term Loan - First Lien, 6.378% (3-Month USD LIBOR + 4.500%), 11/19/22(c)	1,677,778	1,642,125
Total Automotive		4,007,552
Banking, Finance, Insurance & Real Estate – 2.2%
AssuredPartners Capital, Inc., Term Loan - First Lien, 5.380% (1-Month USD LIBOR + 3.500%), 10/22/24	497,500	499,428
Focus Financial Partners LLC, Term Loan - First Lien, 5.050% (3-Month USD LIBOR + 2.750%), 07/03/24	995,000	1,000,910
USI, Inc., Term Loan B - First Lien, 5.300% (3-Month USD LIBOR + 3.000%), 05/16/24	1,492,500	1,496,858
Total Banking, Finance, Insurance & Real Estate		2,997,196
Beverage, Food & Tobacco – 1.8%
CHG PPC Parent LLC, Term Loan B - First Lien, 4.637% (1-Month USD LIBOR + 2.750%), 03/23/25(b)(c)	875,000	878,281
Flavors Holdings Inc., Tranche B Term Loan - First Lien, 8.050% (3-Month USD LIBOR + 5.750%), 04/04/20	825,000	746,625
Flavors Holdings Inc., Initial Term Loan - Second Lien, 12.300% (3-Month USD LIBOR + 10.000%), 10/03/21(b)	1,000,000	810,000
Total Beverage, Food & Tobacco		2,434,906
Building & Construction – 0.9%
Can Am Steel Corp., Closing Date Term Loan - First Lien, 7.380% (1-Month USD LIBOR + 5.500%), 07/02/24(b)	1,191,000	1,202,910
Capital Goods – 1.0%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 4.900% (3-Month USD LIBOR + 3.000%), 11/23/20	1,451,057	1,428,203
Chemicals, Plastics & Rubber – 0.3%
Verdesian Life Sciences LLC, Initial Term Loan - First Lien, 6.770% (3-Month USD LIBOR + 5.000%), 07/01/20(b)	503,381	485,762

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Consumer Products: Non Durables – 2.6%
ABG Intermediate Holdings 2 LLC (Authentic Brands), Term Loan - 2017 - First Lien, 5.800% (3-Month USD LIBOR + 3.500%), 09/26/24	$746,250	$750,291
ABG Intermediate Holdings 2 LLC (Authentic Brands), Term Loan - Second Lien, 10.050% (3-Month USD LIBOR + 7.750%), 09/26/25(b)	625,000	635,156
Varsity Brands, Inc. (Hercules Achievement), Initial Term Loan - First Lien, 5.380% (1-Month USD LIBOR + 3.500%), 12/09/14	997,500	1,008,098
Vince Intermediate Holding LLC, Term B Loan - First Lien, 8.780% (3-Month USD LIBOR + 7.000%), 11/27/19(b)	188,571	173,014
ZEP, Inc. (Acuity Special Products), Initial Term Loan - First Lien, 5.770% (3-Month USD LIBOR + 4.000%), 08/12/24	995,000	1,002,045
Total Consumer Products: Non Durables		3,568,604
Electrical Equipment – 0.7%
Blount International, Inc., Term Loan - First Lien, 5.920% (1-Month USD LIBOR + 4.250%), 04/12/23	1,000,000	1,014,625
Energy, Oil & Gas – 4.8%
Delek US Holdings, Inc., Term Loan B - First Lien, (LIBOR + 2.500%), 03/13/25(b)(c)	750,000	753,285
Gulf Finance, LLC, Tranche B Term Loan - First Lien, 7.560% (3-Month USD LIBOR + 5.250%), 08/25/23	2,390,929	2,216,092
HGIM Corp. (Harvey Gulf), Initial Term Loan - First Lien, 8.000% (PRIME + 3.500%), 06/18/20(b)(c)(d)	4,031,084	1,746,810
TerraForm AP Acquisition Holdings LLC, Loans - First Lien, 6.550% (3-Month USD LIBOR + 4.250%), 06/27/22(b)	665,398	671,220
W3 Topco LLC (Total Safety), Term Loan - 2017 - First Lien, 7.880% (1-Month USD LIBOR + 6.000%), 03/08/22	1,243,719	1,240,093
Total Energy, Oil & Gas		6,627,500
Healthcare & Pharmaceuticals – 4.6%
Alvogen Pharma US, Inc., Term Loan - First Lien, 6.880% (1-Month USD LIBOR + 5.000%), 04/01/22	2,446,392	2,456,581
HCA, Inc., Term Loan B-10 - First Lien, 3.877% (1-Month USD LIBOR + 2.000%), 03/07/25(c)	1,000,000	1,008,825
Midwest Physician Administrative Services, LLC (ACOF V DP Acquiror LLC aka Dupage Medical Group), Initial Term Loan - Second Lien, 8.780% (1-Month USD LIBOR + 7.000%), 08/15/25(b)	750,000	755,625
On Assignment, Inc., Term Loan – 2018 - First Lien, (LIBOR + 2.000%), 02/20/25(c)	1,375,000	1,381,531
Valeant Pharmaceuticals International, Inc., Series F-4 Tranche B Term Loan - First Lien, 5.240% (1-Month USD LIBOR + 3.500%), 04/01/22 (Canada)	717,625	726,007
Total Healthcare & Pharmaceuticals		6,328,569
Hotel, Gaming & Leisure – 5.2%
AP Gaming I LLC (American Gaming Systems), 2018 Refinance Term Loan - First Lien, 6.130% (1-Month USD LIBOR + 4.250%), 02/15/24	1,085,547	1,101,494
Las Vegas Sands LLC, Term Loan - First Lien, (PRIME + 5.000%), 03/29/24(c)	500,000	501,590

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Hotel, Gaming & Leisure – 5.2% (continued)
Parq Holdings LP (Canada), Term Loan - First Lien, 9.800% (3-Month USD LIBOR + 7.500%), 12/17/20(b)	$1,990,000	$1,999,950
Scientific Games International, Inc. (AKA SGMS), Initial Term Loan B-5 - First Lien, 4.740% (2-Month USD LIBOR + 2.750%), 08/14/24	3,562,824	3,579,819
Total Hotel, Gaming & Leisure		7,182,853
Manufacturing – 6.8%
CPM Holdings, Inc., Initial Term Loan - First Lien, 5.380% (1-Month USD LIBOR + 3.500%), 04/11/22	2,036,955	2,067,194
CPM Acquisition Corp., Term Loan - Second Lien, 10.130% (1-Month USD LIBOR + 8.250%), 04/10/23(b)	743,201	759,923
MTS System Corp., Tranche B Term Loan 2017 - First Lien, 4.990% (1-Month USD LIBOR + 3.250%), 07/05/23	1,336,030	1,347,727
Navistar, Inc., Tranche B Term Loan - First Lien, 5.210% (1-Month USD LIBOR + 3.500%), 11/06/24	2,000,000	2,013,750
Preferred Proppants LLC (Preferred Sands), Term B-1 Loan - First Lien, 8.050% (3-Month USD LIBOR + 5.750%), 07/27/20(b)	2,536,558	2,404,974
Vertiv Group Corp., Term B Loan - First Lien, 5.670% (1-Month USD LIBOR + 4.000%), 11/30/23	752,155	756,698
Total Manufacturing		9,350,266
Media: Advertising, Printing & Publishing – 0.7%
Harland Clarke Hldgs (f/k/a Clarke American Corp.), Term Loan - 2017 - First Lien, 7.050% (3-Month USD LIBOR + 4.750%), 11/03/23	976,948	987,260
Media: Broadcasting & Subscription – 4.7%
CSC Holdings LLC, 2017 Refinancing Term Loan - First Lien, 4.040% (1-Month USD LIBOR + 2.250%), 07/17/25	1,071,905	1,070,345
CSC Holdings, Inc. (Cablevision / Altice Financing / Neptune Finco), 2018 Incremental Term Loan - First Lien, 4.280% (1-Month USD LIBOR + 2.500%), 01/12/26	1,000,000	1,001,410
Radiate Holdco LLC (RCN Grande), Closing Date Term Loan - First Lien, 4.880% (1-Month USD LIBOR + 3.000%), 02/01/24	1,994,962	1,985,965
Tribune Company, Term C Loan - First Lien, 4.880% (1-Month USD LIBOR + 3.000%), 01/26/24	947,371	949,347
Urban One (Radio One, Inc.), Initial Term Loan - First Lien, 5.880% (1-Month USD LIBOR + 4.000%), 04/18/23(b)	1,488,722	1,480,355
Total Media: Broadcasting & Subscription		6,487,422
Media: Diversified and Services – 1.8%
IMG LLC/William Morris Endeavor Entertainment LLC, Term B Loan - First Lien, 5.130% (1-Month USD LIBOR + 3.250%), 05/03/21	1,925,549	1,941,194
SESAC Holdco II LLC, Term Loan - Second Lien, 9.130% (1-Month USD LIBOR + 7.250%), 02/24/25(b)	500,000	500,625
Total Media: Diversified and Services		2,441,819
Media: Services – 3.0%
Getty Images, Inc., Initial Term Loan - First Lien, 5.800% (3-Month USD LIBOR + 3.500%), 10/18/19	4,311,394	4,140,598

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Metals & Mining – 1.3%
ASP Prince Merger Sub, Inc. (aka PMHC II, Inc.), Term Loan - First Lien, 5.802% (3-Month USD LIBOR + 3.500%), 03/20/25(c)	$750,000	$755,861
Big River Steel LLC, Closing Date Term Loan, 7.300% (3-Month USD LIBOR + 5.000%), 08/23/23(b)	995,000	1,011,169
Total Metals & Mining		1,767,030
Packaging – 0.5%
Fortress Merger Sub Inc. (Fort Dearborn Company), Initial Term Loan - Second Lien, 10.200% (3-Month USD LIBOR + 8.500%), 10/21/24(b)	750,000	720,000
Restaurants – 1.1%
Steak n Shake Operations, Inc., Term Loan - First Lien, 5.630% (1-Month USD LIBOR + 3.750%), 03/19/21	1,684,982	1,465,934
Retail – 8.6%
Albertson's LLC, 2017-1 Term Loan B-4 - First Lien, 4.630% (1-Month USD LIBOR + 2.750%), 08/25/21	3,547,846	3,509,352
Albertson's LLC, 2017-1 Term Loan B-5 - First Lien, 5.290% (3-Month USD LIBOR + 3.000%), 12/21/22	1,477,612	1,464,070
American Sportsman Holdings Co. (Bass Pro), Term Loan - First Lien, 6.880% (1-Month USD LIBOR + 5.000%), 09/25/24	1,492,500	1,480,373
CH Hold Corp. (Caliber Collision), Initial Term Loan - First Lien, 4.880% (1-Month USD LIBOR + 3.000%), 02/01/24	410,088	413,293
CH Hold Corp. (Caliber Collision), Initial Term Loan - Second Lien, 9.130% (1-Month USD LIBOR + 7.250%), 02/03/25(b)	500,000	508,750
Charming Charlie LLC, New Money Initial Term Loan (DIP), 6.370% (1-Month USD LIBOR + 4.500%), 06/08/18(b)	152,609	133,533
Charming Charlie LLC, DIP Term Loan - First Lien, 2.870% (1-Month USD LIBOR + 1.000%), 06/08/18(b)	610,300	350,923
Charming Charlie LLC, Initial Term Loan - First Lien, 12.330% (3-Month USD LIBOR + 11.000%), 12/24/19(d)	1,154,115	44,433
CWGS Group, LLC (Camping World), Term Loans - First Lien, 4.700% (1-Month USD LIBOR + 3.000%), 11/08/23(c)	2,430,000	2,439,623
FullBeauty Brands LP / OSP Group, Inc. (a/k/a OneStopPlus Group & Redcats USA), Initial Term Loans - First Lien, 6.630% (1-Month USD LIBOR + 4.750%), 10/14/22	979,774	563,816
Petco Animal Supply (PET Acquisition Merger Sub LLC), Term Loan - First Lien, 4.770% (3-Month USD LIBOR + 3.000%), 01/26/23	1,249,254	920,632
Total Retail		11,828,798
Services: Business – 19.3%
Air Methods Corp., Term Loan B - First Lien, 5.800% (3-Month USD LIBOR + 3.500%), 04/21/24	2,000,000	2,008,130
Brand Energy & Infrastructure Services Inc., Term Loan - First Lien, 5.990% (3-Month USD LIBOR + 4.250%), 06/15/24	1,191,000	1,202,987
CT Technologies Intermediate Holdings, Inc. (HealthPort), New Term Loan - First Lien, 6.130% (1-Month USD LIBOR + 4.250%), 12/01/21	1,935,275	1,932,053
Cvent Inc., Term Loan - First Lien, 5.320% (1-Month USD LIBOR + 3.750%), 11/29/23(b)	2,487,500	2,505,124
DTZ US Borrower LLC, 2015-1 Additional Term Loan - First Lien, (LIBOR + 3.250%), 11/04/21(c)	1,000,000	996,665

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Business – 19.3% (continued)
EAB (Education Advisory Board/Avatar Purchaser, Inc.), Term Loan - First Lien, 5.480% (3-Month USD LIBOR + 3.750%), 11/17/24	$1,350,000	$1,353,942
Garda World Security Corp. (GW Horos Security Corp.), Term B Loan - First Lien, 7.000% (PRIME + 2.500%), 05/24/24	595,028	601,537
Help/Systems Holdings, Inc., Term Loan - First Lien, 6.052% (3-Month USD LIBOR + 3.750%), 03/23/25(b)(c)	666,667	668,333
I-Logic Technologies Bidco Ltd (Dealogic), Term B - First Lien, 6.300% (3-Month USD LIBOR + 4.000%), 12/21/24(b)	1,436,400	1,441,183
Mitchell International, Inc., Initial Term Loan - Second Lien, 9.140% (1-Month USD LIBOR + 7.250%), 12/01/25(b)	1,000,000	1,008,250
New Insight Holdings Inc. (Research Now), Initial Term Loan 2017 - First Lien, 7.860% (3-Month USD LIBOR + 5.500%), 12/08/24	698,250	694,979
Red Ventures LLC (New Imagitas, Inc.), Term Loan - First Lien, 5.880% (1-Month USD LIBOR + 4.000%), 11/08/24	1,990,000	2,010,109
Red Ventures LLC (New Imagitas, Inc.), Term Loan - Second Lien, 9.880% (1-Month USD LIBOR + 8.000%), 11/08/25	250,000	255,158
RentPath, Inc., Term Loan - Second Lien, 10.880% (1-Month USD LIBOR + 9.000%), 12/19/22	1,000,000	995,630
Shutterfly, Inc., Term Loan B-2 - First Lien, 4.640% (1-Month USD LIBOR + 2.750%), 08/17/24(c)	625,000	628,906
Sirva Worldwide, Inc., Term Loan - First Lien, 8.200% (3-Month USD LIBOR + 6.500%), 11/24/22(b)	2,877,500	2,906,275
Solera Holdings, Inc., Dollar Term Loan - First Lien, 4.630% (1-Month USD LIBOR + 2.750%), 02/28/23	1,911,406	1,918,784
TKC Holdings, Inc., Term Loan - First Lien, 6.030% (3-Month USD LIBOR + 4.250%), 02/01/23	990,000	1,001,014
TKC Holdings, Inc., Term Loan - Second Lien, 9.780% (3-Month USD LIBOR + 8.000%), 02/01/24	500,000	506,125
Trader Corp., Term Loan - First Lien, 5.290% (3-Month USD LIBOR + 3.000%), 11/11/24	916,519	917,280
USIC Holdings, Inc., Term B Loan - First Lien, 5.800% (3-Month USD LIBOR + 3.500%), 12/08/23	987,500	997,375
Total Services: Business		26,549,839
Services: Consumer – 9.5%
Fitness International LLC (LA Fitness), Term Loan B - First Lien, 5.380% (1-Month USD LIBOR + 3.500%), 07/01/20	702,652	709,900
Heartland Dental LLC, Term Loan 2017 - First Lien, 6.450% (3-Month USD LIBOR + 4.750%), 07/31/23(b)	997,500	999,889
Jackson Hewitt Tax Service, Inc., Initial Term Loan - First Lien, 8.770% (3-Month USD LIBOR + 7.000%), 07/30/20	930,690	928,363
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan (2013) - First Lien, 7.130% (1-Month USD LIBOR + 5.250%), 07/01/19	2,277,668	2,289,056
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 10.880% (1-Month USD LIBOR + 9.000%), 07/01/20	2,500,000	2,512,500
Renaissance Learning, Inc., Initial Term Loan - First Lien, 6.050% (3-Month USD LIBOR + 3.750%), 04/09/21	1,906,470	1,917,594
Renaissance Learning, Inc., Term B Loan - Second Lien, 9.300% (3-Month USD LIBOR + 7.000%), 04/11/22	980,321	986,448
TruGreen LP, Initial Incremental Term Loan - First Lien, 5.740% (1-Month USD LIBOR + 4.000%), 04/13/23(b)	990,025	1,002,400

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Consumer – 9.5% (continued)
Weight Watchers International, Inc., Initial Term Loan - First Lien, 6.450% (3-Month USD LIBOR + 4.750%), 04/02/20	$1,777,500	$1,802,776
Total Services: Consumer		13,148,926
Services: Rental – 0.3%
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 11.300% (3-Month USD LIBOR + 9.000%), 11/26/21	500,000	416,250
Technology: Semiconductor – 0.8%
M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan - First Lien, 4.130% (1-Month USD LIBOR + 2.250%), 05/20/24	1,107,771	1,092,766
Technology: Services – 6.7%
ConvergeOne Holdings Corp., Term Loan - First Lien, 6.630% (1-Month USD LIBOR + 4.750%), 06/20/24	1,488,750	1,496,194
CPI Acquisition, Inc. Term Loan - First Lien, 6.360% (3-Month USD LIBOR + 4.500%), 08/17/22	531,250	368,687
DigiCert, Inc., (Unipeg Merger Corp.) Term Loan - First Lien, 6.520% (3-Month USD LIBOR + 4.750%), 10/31/24	1,000,000	1,012,815
DigiCert, Inc., (Unipeg Merger Corp.) Term Loan - Second Lien, 9.770% (3-Month USD LIBOR + 8.000%), 10/31/25	750,000	758,554
Everi Payments Inc. (Global Cash Access), Term B Loan - First Lien, 5.490% (2-Month USD LIBOR + 3.500%), 05/09/24	992,500	1,001,497
Impala Private Holdings II LLC (Intralinks), Initial Term Loan - First Lien, 5.880% (1-Month USD LIBOR + 4.000%), 11/14/24	997,500	1,003,320
MH Sub I, LLC and Micro Holding Corp. (Internet Brands), Amendment No 2 Initial Term Loan – First Lien, 5.530% (1-Month USD LIBOR + 3.750%), 09/16/24	1,931,148	1,934,421
MH Sub I, LLC and Micro Holding Corp. (Internet Brands), Term Loan - Second Lien, 9.280% (1-Month USD LIBOR + 7.500%), 09/15/25	250,000	253,594
SCS Holdings, Inc. (Sirius Computer Solutions) New Tranche B Term Loan - First Lien, 6.130% (1-Month USD LIBOR + 4.250%), 10/30/22	1,426,775	1,443,419
Total Technology: Services		9,272,501
Technology: Software – 15.8%
Almonde, Inc. (Misys), Dollar Term Loan - First Lien, 5.480% (3-Month USD LIBOR + 3.500%), 06/13/24	2,491,241	2,491,714
Almonde, Inc. (Misys), Dollar Term Loan - Second Lien, 9.230% (3-Month USD LIBOR + 7.250%), 06/13/25	500,000	496,522
ASG Technologies Group, Inc., Term Loan - First Lien, 5.380% (1-Month USD LIBOR + 3.500%), 07/31/24	1,036,465	1,041,647
Canyon Valor Companies (GTCR Valor Cos Inc. (aka Cision AB)), Initial Dollar Term Loan - First Lien, 5.130% (1-Month USD LIBOR + 3.250%), 06/16/23	1,990,000	2,011,144
Compuware Corp., Tranche B-3 Term Loan - First Lien, 5.150% (1-Month USD LIBOR + 3.500%), 12/15/21	1,440,600	1,460,408
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), Term Loan B-3 - First Lien, 5.800% (3-Month USD LIBOR + 3.500%), 12/01/23	1,481,325	1,491,628
Infoblox, Inc., Term Loan - First Lien, 6.380% (1-Month USD LIBOR + 4.500%), 11/07/23	2,151,871	2,187,732

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Technology: Software – 15.8% (continued)
Infoblox, Inc., Term Loan - Second Lien, 10.630% (1-Month USD LIBOR + 8.750%), 11/07/24	$1,000,000	$1,006,000
PNI Canada Acquireco Corp. (Sandvine), Initial Term Loan - First Lien, 8.050% (3-Month USD LIBOR + 5.750%), 09/21/22	907,938	905,668
Project Alpha Intermediate Holding, Inc. (Qlik), Term Loan - First Lien, 5.040% (6-Month USD LIBOR + 3.500%), 04/26/24	1,985,000	1,962,252
Riverbed Technology, Inc., First Amendment Term B Loan - First Lien, 5.130% (1-Month USD LIBOR + 3.250%), 04/24/22	958,427	956,275
SolarWinds, Inc., 2018 Refinancing Term Loan - First Lien, 4.880% (1-Month USD LIBOR + 3.000%), 02/05/24	1,534,615	1,542,902
Starfish - V Merger Sub Inc. (Syncsort), Term Loan B 2017 - First Lien, 7.300% (3-Month USD LIBOR + 5.000%), 08/16/24	995,000	999,353
ViewPoint, Inc., Term Loan - First Lien, 6.550% (3-Month USD LIBOR + 4.250%), 07/19/24(b)	1,492,500	1,499,030
ViewPoint, Inc., Term Loan - Second Lien, 10.550% (3-Month USD LIBOR + 8.250%), 07/21/25(b)	1,750,000	1,745,625
Total Technology: Software		21,797,900
Telecommunications – 7.7%
Asurion, LLC (Asurion Delivery and Installation Services, Inc.) Term Loans B-6 - First Lien, 4.630% (1-Month USD LIBOR + 2.750%), 10/03/23	1,553,959	1,566,228
Avaya Inc., Term Loan (DIP) - First Lien, 6.540% (1-Month USD LIBOR + 4.750%), 01/23/18	5,581,910	5,628,770
Birch Communications, Inc., Term Loan - First Lien, 8.960% (3-Month USD LIBOR + 7.250%), 07/17/20	1,717,148	1,705,558
Frontier Communications Corp., Term Loan - First Lien, 5.630% (1-Month USD LIBOR + 3.750%), 06/17/24	744,375	736,313
Rackspace Hosting (Inception Merger Sum, Inc.), 2017 Term Loan B - First Lien, 4.790% (3-Month USD LIBOR + 3.000%), 11/03/23	997,487	994,839
Total Telecommunications		10,631,708
Transportation: Services – 5.2%
ATS Consolidated, Inc. (American Traffic Solutions) Term Loan B - First Lien, 5.400% (1-Month USD LIBOR + 3.750%), 02/23/25(b)	625,000	633,206
Commercial Barge Line Co. (American Commercial Lines), Term Loan - First Lien, 10.630% (1-Month USD LIBOR + 8.750%), 11/12/20	2,386,554	1,430,441
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan 2017 – First Lien, 7.800% (3-Month USD LIBOR + 5.500%), 08/18/22	3,386,804	3,431,967
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 10.800% (3-Month USD LIBOR + 8.500%), 08/18/23(b)	500,000	503,750
Uber Technologies, Inc., Term Loan - First Lien, 5.890% (1-Month USD LIBOR + 4.000%), 03/21/25(c)	1,120,000	1,126,474
Total Transportation: Services		7,125,838
Waste Management – 1.1%
EnergySolutions (Envirocare of Utah), Term Advance 2017 - First Lien, 6.630% (1-Month USD LIBOR + 4.750%), 05/29/20(b)	1,467,321	1,493,000

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Wholesale – 2.6%
4L Technologies, Inc. (Clover Technologies Group LLC), Initial Term Loan - First Lien, 6.380% (1-Month USD LIBOR + 4.500%), 05/08/20	$871,663	$680,987
Associated Asphalt Partners, LLC, Term Loan B - First Lien, 7.130% (1-Month USD LIBOR + 5.250%), 04/05/24	991,786	955,417
FPC Holdings, Inc. (Fleetpride), Initial Term Loan - First Lien, 6.300% (3-Month USD LIBOR + 4.000%), 11/19/19	1,906,852	1,902,085
Total Wholesale		3,538,489

Total Senior Loans (Cost $179,550,534)		177,050,397

CORPORATE BONDS – 10.2% (7.0% of Total Investments)

Aerospace & Defense – 0.1%
TransDigm, Inc., 6.375%, 06/15/26	99,000	100,238
Banking, Finance, Insurance & Real Estate – 0.2%
Icahn Enterprises, 6.250%, 02/01/22	131,000	133,375
Icahn Enterprises, 6.750%, 02/01/24	131,000	133,980
Total Banking, Finance, Insurance & Real Estate		267,355
Building & Construction – 0.2%
Beacon Escrow Corp., 4.875%, 11/03/25(e)	255,000	243,206
Chemicals, Plastics & Rubber – 1.3%
Aruba Investments, Inc. (Angus Chemical), 8.750%, 02/15/23(e)	1,500,000	1,556,250
Berry Global, Inc., 4.500%, 02/15/26(e)	246,000	233,482
Total Chemicals, Plastics & Rubber		1,789,732
Consumer Products: Durables – 0.0%(f)
Griffon Corp., 5.250%, 03/01/22	27,000	27,202
Consumer Products: Packaged Foods – 0.1%
Post Holdings, Inc., 5.750%, 03/01/27(e)	101,000	100,621
Energy, Oil & Gas – 0.2%
Pattern Energy Group, Inc., 5.875%, 02/01/24(e)	132,000	135,795
TerraForm Power Operating LLC, 4.250%, 01/31/23(e)	99,000	95,288
TerraForm Power Operating LLC, 5.000%, 01/31/28(e)	99,000	94,556
Total Energy, Oil & Gas		325,639
Healthcare & Pharmaceuticals – 0.8%
HCA, Inc., 5.375%, 02/03/25	400,000	401,250
Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22 (Canada)(e)	129,000	133,273
Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24 (Canada)(e)	97,000	101,244
Valeant Pharmaceuticals International, Inc., 5.500%, 11/03/25 (Canada)(e)	102,000	99,329
Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/25 (Canada)(e)	196,000	194,971
Valeant Pharmaceuticals International, Inc., 9.250%, 04/01/26 (Canada)(e)	107,000	106,732
Total Healthcare & Pharmaceuticals		1,036,799

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
CORPORATE BONDS (continued)

Hotel, Gaming & Leisure – 0.6%
CRC Escrow Issuer Inc. (Caesars), 5.250%, 10/15/25(e)	$308,000	$295,466
Scientific Games International, Inc., 5.000%, 10/15/25(e)	250,000	244,989
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/17/27(e)	249,000	244,595
Total Hotel, Gaming & Leisure		785,050
Media: Broadcasting & Subscription – 2.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/28(e)	250,000	234,687
CSC Holdings LLC, 5.500%, 04/15/27(e)	100,000	95,897
CSC Holdings LLC, 5.375%, 02/01/28(e)	194,000	183,529
Gray Television, Inc., 5.125%, 10/15/24(e)	350,000	339,500
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 02/15/23(e)	96,000	92,880
Urban One (Radio One, Inc.), 7.375%, 04/15/22(e)	2,000,000	1,985,000
Total Media: Broadcasting & Subscription		2,931,493
Media: Diversified and Services – 0.1%
Match Group, Inc., 5.000%, 12/15/27(e)	200,000	197,250
Metals & Mining – 0.1%
Freeport-McMoRan, Inc., 4.550%, 11/14/24	99,000	97,511
Packaging – 0.2%
Multi-Color Corp., 4.875%, 11/03/25(e)	335,000	315,109
Restaurants – 0.1%
Yum! Brands Inc. (KFC), 4.750%, 06/01/27(e)	113,000	109,045
Retail – 1.7%
Lithia Motors, Inc., 5.250%, 08/01/25(e)	128,000	129,159
Rite Aid Corp., 6.125%, 04/03/23(e)	2,245,000	2,266,047
Total Retail		2,395,206
Services: Business – 1.3%
ASP AMC Merger Sub, Inc., 8.000%, 05/15/25(e)	314,000	294,571
First Data Corp., 7.000%, 12/01/23(e)	150,000	157,781
GFL Environmental, Inc., 5.375%, 03/01/23 (Canada)(e)	400,000	393,500
Iron Mountain US Holdings, Inc., 5.375%, 06/01/26(e)	383,000	368,797
Iron Mountain, Inc., 4.375%, 06/01/21(e)	383,000	385,394
Iron Mountain, Inc., 5.250%, 03/15/28(e)	98,000	92,231
United Rentals North America, Inc., 4.875%, 01/15/28	150,000	144,938
Total Services: Business		1,837,212
Services: Consumer – 0.3%
Lions Gate Capital Holdings LLC, 5.875%, 11/01/24(e)	153,000	159,502
NetFlix, Inc., 4.875%, 04/15/28(e)	308,000	298,953
Total Services: Consumer		458,455
Technology: Hardware – 0.2%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/17/24(e)	189,000	201,876
Telecommunications – 0.5%
Frontier Communications Corp., 8.500%, 04/01/26(e)	108,000	104,895
Level 3 Financing, Inc., 5.375%, 01/15/24	150,000	146,344
Rackspace Hosting, Inc., 8.625%, 11/15/24(e)	100,000	98,798

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
CORPORATE BONDS (continued)

Telecommunications – 0.5% (continued)
Sprint Communications, Inc., 6.000%, 11/15/22	$101,000	$99,409
Sprint Corp., 7.625%, 03/01/26	300,000	293,062
Total Telecommunications		742,508
Waste Management – 0.1%
GFL Environmental, Inc., 5.625%, 05/02/22 (Canada)(e)	116,000	116,729
Total Corporate Bonds (Cost $14,098,350)		14,078,236

	Shares
COMMON STOCKS – 0.3% (0.2% of Total Investments)
Services: Consumer – 0.0%(f)
New Millennium Holdco, Inc.(b)	29,712	1,530
Telecommunications – 0.3%
Avaya Holdings Corp.*	17,429	390,410
Total Common Stocks (Cost $669,344)		391,940

MONEY MARKET FUND – 7.4% (5.0% of Total Investments)

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 1.56%(g) (Cost $10,171,880)	10,171,880	10,171,880
Total Investments in Securities - 146.4% (Cost $204,490,108)		201,692,453
Line of Credit Payable (Cost $58,000,000) – (42.1)%		(58,000,000)
Liabilities in Excess of Other Assets – (4.3)%		(5,949,037)
Net Assets – 100.0%		$137,743,416

*	Non-income producing security.
†	Securities are US securities, unless otherwise noted below.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, often subject to a floor, plus a spread. The most popular benchmark lending rates are the London Interbank Offered Rate (“LIBOR”), the rate that contributor banks in London charge each other for interbank deposits, and the prime rate offered by one or more major U.S. banks (“Prime”). Both LIBOR and Prime were utilized as benchmark lending rates for the senior loans at March 31, 2018. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2 with the exception of Avaya Holdings Corp. common stock which is Level 1 security.
(c)	All or a portion of this position has not settled as of March 31, 2018. The Fund will not accrue interest until the settlement date at which point LIBOR will be established.
(d)	The Fund held defaulted securities for which the income has been deemed uncollectible. As of March 31, 2018, the aggregate value of those securities was $1,791,243, representing 1.3% of the Fund’s net assets. The Fund no longer accrues income on securities once the income has been deemed uncollectible.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2018

(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $12,500,927 which represents approximately 9.1% of net assets as of March 31, 2018. Unless otherwise noted, 144A securities are deemed to be liquid.
(f)	Less than 0.05%.
(g)	Rate shown reflects the 7-day yield as of March 31, 2018.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2018

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	4.1%
Automotive	2.9
Banking, Finance, Insurance & Real Estate	2.4
Beverage, Food & Tobacco	1.8
Building & Construction	1.1
Capital Goods	1.0
Chemicals, Plastics & Rubber	1.6
Consumer Products: Durables	0.0 (a)
Consumer Products: Non Durables	2.6
Consumer Products: Packaged Foods	0.1
Electrical Equipment	0.7
Energy, Oil & Gas	5.0
Healthcare & Pharmaceuticals	5.4
Hotel, Gaming & Leisure	5.8
Manufacturing	6.8
Media: Advertising, Printing & Publishing	0.7
Media: Broadcasting & Subscription	6.8
Media: Diversified and Services	1.9
Media: Services	3.0
Metals & Mining	1.4
Packaging	0.7
Restaurants	1.2
Retail	10.3
Services: Business	20.6
Services: Consumer	9.8
Services: Rental	0.3
Technology: Hardware	0.2
Technology: Semiconductor	0.8
Technology: Services	6.7
Technology: Software	15.8
Telecommunications	8.5
Transportation: Services	5.2
Waste Management	1.2
Wholesale	2.6
Money Market Fund	7.4
Total Investments	146.4
Line of Credit Payable	(42.1)
Liabilities in Excess of Other Assets	(4.3)
Net Assets	100.0%

(a)	Less than 0.05%.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	March 31, 2018

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013.

The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”).

Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’). These principles require the Fund’s Adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sourced using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

Fixed income securities (including short-term obligations) are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Exchange traded equity securities are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities are valued at the official closing price.

Non-exchange traded equity securities are valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities.

Money market funds are valued at their net asset value.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2018:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$–	$2,006,716	$3,508,657	$5,515,373
Automotive	–	3,078,562	928,990	4,007,552
Banking, Finance, Insurance & Real Estate	–	2,997,196	–	2,997,196
Beverage, Food & Tobacco	–	746,625	1,688,281	2,434,906
Building & Construction	–	–	1,202,910	1,202,910
Capital Goods	–	1,428,203	–	1,428,203
Chemicals, Plastics & Rubber	–	–	485,762	485,762
Consumer Products: Non Durables	–	2,760,434	808,170	3,568,604
Electrical Equipment	–	1,014,625	–	1,014,625
Energy, Oil & Gas	–	3,456,185	3,171,315	6,627,500
Healthcare & Pharmaceuticals	–	5,572,944	755,625	6,328,569
Hotel, Gaming & Leisure	–	5,182,903	1,999,950	7,182,853
Manufacturing	–	6,185,369	3,164,897	9,350,266
Media: Advertising, Printing & Publishing	–	987,260	–	987,260
Media: Broadcasting & Subscription	–	5,007,067	1,480,355	6,487,422
Media: Diversified and Services	–	1,941,194	500,625	2,441,819
Media: Services	–	4,140,598	–	4,140,598
Metals & Mining	–	755,861	1,011,169	1,767,030
Packaging	–	–	720,000	720,000
Restaurants	–	1,465,934	–	1,465,934
Retail	–	10,835,592	993,206	11,828,798
Services: Business	–	18,020,674	8,529,165	26,549,839
Services: Consumer	–	11,146,637	2,002,289	13,148,926
Services: Rental	–	416,250	–	416,250
Technology: Semiconductor	–	1,092,766	–	1,092,766
Technology: Services	–	9,272,501	–	9,272,501
Technology: Software	–	18,553,245	3,244,655	21,797,900
Telecommunications	–	10,631,708	–	10,631,708
Transportation: Services	–	5,988,882	1,136,956	7,125,838
Waste Management	–	–	1,493,000	1,493,000
Wholesale	–	3,538,489	–	3,538,489
Corporate Bonds*	–	14,078,236	–	14,078,236
Common Stocks
Services: Consumer	–	–	1,530	1,530
Telecommunications	390,410	–	–	390,410
Money Market Fund	–	10,171,880	–	10,171,880
Total Investments	$390,410	$162,474,536	$38,827,507	$201,692,453

* Please refer to Schedule of Investments for breakdown of valuations by industry.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Loans
Balance as of December 31, 2017	$52,376,821
Realized gain	140,016
Change in unrealized depreciation	(616,852)
Amortization (accretion)	21,342
Purchases	5,169,006
Sales and principal paydowns	(5,802,258)
Transfers into Level 3	4,130,403
Transfers out of Level 3	(16,590,971)
Balance as of March 31, 2018	$38,827,507
Net change in unrealized depreciation attributable to level 3 investments held at March 31, 2018	$450,554

It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

There were no transfers between Level 1 and 2 during the period.

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended March 31, 2018 due to changes in the quantity and quality of information, specifically the number of vendor quotes available and the staleness of prices, obtained to support the fair value of each investment as assessed by the Advisor.

The valuation techniques and significant amounts of unobservable inputs used in Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Input	Range

Senior Loans	$38,827,507	Third-party vendor service	Vendor quotes	N/A

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (concluded)	March 31, 2018

3. DELAYED DRAW LOAN COMMITMENTS

As of March 31, 2018, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Cost	Value	Net Unrealized Appreciation/ Depreciation
Charming Charlie LLC, DIP Delayed Term Loan - First Lien, (LIBOR + 8.750%), 06/08/18	$152,609	$152,609	$133,533	$(19,076)
EOC Group, Inc., (Mavis Tire Express Services) Term Loan DD - First Lien, (LIBOR + 3.250%), 03/15/25	68,999	68,654	69,128	474

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 21, 2018

By (Signature and Title)*	/s/ Tracy Dotolo
Tracy Dotolo, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 21, 2018

* Print the name and title of each signing officer under his or her signature.